Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.1%)
Communication Services (5.3%)
*	Ziff Davis Inc.	320,806	20,432
*	Cargurus Inc.	784,834	13,750
	Iridium Communications Inc.	208,464	9,483
*	ZipRecruiter Inc. Class A	771,120	9,246
*	IAC Inc.	120,730	6,084
*	Yelp Inc.	80,912	3,365
*	Playtika Holding Corp.	210,749	2,030
*	Vimeo Inc.	402,040	1,423
*	TripAdvisor Inc.	71,574	1,187
*	Clear Channel Outdoor Holdings Inc.	714,795	1,129
*	Cinemark Holdings Inc.	47,328	868
*	Consolidated Communications Holdings Inc.	175,926	602
*	ZoomInfo Technologies Inc.	34,876	572
*	DHI Group Inc.	116,046	355
*	Integral Ad Science Holding Corp.	26,928	320
*	Bandwidth Inc. Class A	21,040	237
	Shutterstock Inc.	3,278	125
			71,208
Consumer Discretionary (11.8%)
	Churchill Downs Inc.	128,675	14,931
*	Skechers USA Inc. Class A	256,072	12,535
*	frontdoor Inc.	265,809	8,131
*	Grand Canyon Education Inc.	65,934	7,706
*	Under Armour Inc. Class C	968,292	6,178
*	Sally Beauty Holdings Inc.	694,101	5,817
	Pool Corp.	15,230	5,423
*,1	Canada Goose Holdings Inc.	350,702	5,141
	Murphy USA Inc.	14,536	4,967
*	Fox Factory Holding Corp.	48,823	4,837
	Texas Roadhouse Inc.	49,166	4,725
*	Sportradar Holding AG Class A	405,991	4,064
	Toll Brothers Inc.	51,367	3,799
	Boyd Gaming Corp.	59,274	3,606
*	National Vision Holdings Inc.	188,723	3,054
	Travel & Leisure Co.	77,981	2,864
	Williams-Sonoma Inc.	18,419	2,862
	Perdoceo Education Corp.	158,802	2,716
*	Modine Manufacturing Co.	56,934	2,605
	Hanesbrands Inc.	635,605	2,517
*	Floor & Decor Holdings Inc. Class A	26,144	2,366
*	Abercrombie & Fitch Co. Class A	41,872	2,360
*	MasterCraft Boat Holdings Inc.	97,029	2,156

		Shares	Market Value ($000)
	Build-A-Bear Workshop Inc.	72,429	2,130
	Wingstop Inc.	11,796	2,121
*	Malibu Boats Inc. Class A	38,810	1,902
*	Dave & Buster's Entertainment Inc.	50,863	1,885
*	Tri Pointe Homes Inc.	60,725	1,661
*	Norwegian Cruise Line Holdings Ltd.	98,879	1,630
	Buckle Inc.	47,365	1,582
*	Five Below Inc.	9,798	1,577
*	Cavco Industries Inc.	5,902	1,568
	Tapestry Inc.	49,297	1,417
*	Visteon Corp.	10,192	1,407
*	CarParts.com Inc.	319,330	1,316
*	Deckers Outdoor Corp.	2,528	1,300
*	Skyline Champion Corp.	19,963	1,272
*	Inspired Entertainment Inc.	103,407	1,237
*	SeaWorld Entertainment Inc.	24,800	1,147
*	Carvana Co.	26,285	1,103
*	Stride Inc.	24,261	1,092
*	Brinker International Inc.	32,565	1,029
	Academy Sports & Outdoors Inc.	21,353	1,009
*	Shake Shack Inc. Class A	17,313	1,005
*	Everi Holdings Inc.	62,692	829
	International Game Technology plc	26,796	812
*	Taylor Morrison Home Corp.	18,673	796
	Dine Brands Global Inc.	14,884	736
	Monarch Casino & Resort Inc.	11,778	731
*	Green Brick Partners Inc.	17,334	720
*	Six Flags Entertainment Corp.	29,416	692
*	Coursera Inc.	36,908	690
	Patrick Industries Inc.	9,160	688
*	Bally's Corp.	51,242	672
*	Wayfair Inc. Class A	11,040	669
	Wynn Resorts Ltd.	6,226	575
	Valvoline Inc.	15,701	506
	Standard Motor Products Inc.	13,776	463
	PulteGroup Inc.	6,047	448
*	Hovnanian Enterprises Inc. Class A	4,183	425
*	Accel Entertainment Inc.	38,333	420
*	Boot Barn Holdings Inc.	4,590	373
*	Crocs Inc.	3,790	334
*	Duolingo Inc.	1,620	269
*	Stitch Fix Inc. Class A	75,827	262
	Upbound Group Inc.	8,502	250
*	Solo Brands Inc. Class A	47,142	240
*	PlayAGS Inc.	29,299	191
	Jack in the Box Inc.	2,577	178
	Golden Entertainment Inc.	4,166	142
*	Destination XL Group Inc.	30,015	134
	Dillard's Inc. Class A	395	131
*	Stoneridge Inc.	6,110	123
*	Red Robin Gourmet Burgers Inc.	13,285	107
*	2U Inc.	36,526	90
			159,446
Consumer Staples (2.1%)
	Coca-Cola Consolidated Inc.	7,683	4,889
*	BJ's Wholesale Club Holdings Inc.	57,395	4,096
	PriceSmart Inc.	51,752	3,852
	Energizer Holdings Inc.	91,664	2,937

		Shares	Market Value ($000)
*	Simply Good Foods Co.	71,643	2,473
*	Celsius Holdings Inc.	10,089	1,731
*	elf Beauty Inc.	14,128	1,552
*	Performance Food Group Co.	23,735	1,397
	Lamb Weston Holdings Inc.	13,482	1,247
*	USANA Health Sciences Inc.	18,053	1,058
	Turning Point Brands Inc.	44,435	1,026
	John B Sanfilippo & Son Inc.	10,081	996
	Primo Water Corp.	42,702	589
	Vector Group Ltd.	40,976	436
	Oil-Dri Corp. of America	4,126	255
			28,534
Energy (3.0%)
	Viper Energy Partners LP	232,538	6,483
*	Weatherford International plc	53,722	4,853
	Liberty Energy Inc.	237,383	4,396
*	Par Pacific Holdings Inc.	121,641	4,372
	Diamondback Energy Inc.	21,745	3,368
	APA Corp.	81,913	3,367
	Dorian LPG Ltd.	77,439	2,225
*	Oceaneering International Inc.	76,515	1,968
*	Nabors Industries Ltd. (XNYS)	14,621	1,800
*	US Silica Holdings Inc.	94,857	1,332
	CONSOL Energy Inc.	7,868	825
	Delek US Holdings Inc.	26,988	767
	SM Energy Co.	16,814	667
	Murphy Oil Corp.	14,644	664
	Evolution Petroleum Corp.	93,449	639
	PBF Energy Inc. Class A	11,210	600
*	DMC Global Inc.	19,803	484
	Equitrans Midstream Corp.	45,737	428
	Riley Exploration Permian Inc.	13,458	428
	Atlas Energy Solutions Inc. Class A	9,216	205
	Solaris Oilfield Infrastructure Inc. Class A	16,117	172
			40,043
Financials (7.4%)
	LPL Financial Holdings Inc.	78,348	18,619
*	Euronet Worldwide Inc.	202,570	16,080
	WisdomTree Inc.	1,330,555	9,314
	Equitable Holdings Inc.	258,400	7,336
	FactSet Research Systems Inc.	8,937	3,908
	Virtus Investment Partners Inc.	18,715	3,780
*	NMI Holdings Inc. Class A	132,529	3,590
	Everest Group Ltd.	9,247	3,437
*	AvidXchange Holdings Inc.	276,530	2,622
*	Skyward Specialty Insurance Group Inc.	86,459	2,366
	Victory Capital Holdings Inc. Class A	68,150	2,272
	MarketAxess Holdings Inc.	9,838	2,102
	RLI Corp.	14,732	2,002
	Bank of NT Butterfield & Son Ltd.	71,100	1,925
*	WEX Inc.	10,079	1,896
	Brightsphere Investment Group Inc.	95,942	1,860
*	StoneCo. Ltd. Class A	152,975	1,632
	Federated Hermes Inc.	47,131	1,596
	Lincoln National Corp.	61,504	1,519
*	International Money Express Inc.	81,073	1,373
*	PROG Holdings Inc.	32,977	1,095

		Shares	Market Value ($000)
*	Shift4 Payments Inc. Class A	17,453	966
	RenaissanceRe Holdings Ltd.	4,814	953
	SLM Corp.	69,913	952
*	Green Dot Corp. Class A	67,718	943
*	Palomar Holdings Inc.	15,919	808
	Synovus Financial Corp.	26,197	728
*	Fidelis Insurance Holdings Ltd.	44,715	656
*	SiriusPoint Ltd.	61,562	626
*	Assetmark Financial Holdings Inc.	24,659	619
	Westamerica BanCorp.	14,031	607
	Brown & Brown Inc.	7,318	511
*	StoneX Group Inc.	4,369	424
	Pathward Financial Inc.	8,335	384
	Universal Insurance Holdings Inc.	21,072	295
*	Payoneer Global Inc.	45,474	278
	Esquire Financial Holdings Inc.	3,213	147
*	Open Lending Corp.	18,805	138
			100,359
Health Care (22.6%)
*	QuidelOrtho Corp.	259,187	18,931
	STERIS plc	78,734	17,276
*	Henry Schein Inc.	199,744	14,831
*	Merit Medical Systems Inc.	191,436	13,213
	Cooper Cos. Inc.	33,082	10,520
*	HealthEquity Inc.	143,918	10,513
	Bio-Techne Corp.	146,815	9,994
*	Sotera Health Co.	645,814	9,674
	Teleflex Inc.	34,141	6,706
*	Doximity Inc. Class A	306,297	6,500
*	Halozyme Therapeutics Inc.	169,654	6,481
*	Legend Biotech Corp. ADR	92,519	6,215
*	Ionis Pharmaceuticals Inc.	134,913	6,120
*	Nevro Corp.	275,073	5,287
*	Certara Inc.	362,763	5,275
	Bruker Corp.	81,185	5,058
*	Medpace Holdings Inc.	20,559	4,978
*	Neurocrine Biosciences Inc.	42,733	4,807
*	Veracyte Inc.	209,344	4,675
*	Agios Pharmaceuticals Inc.	182,642	4,520
*	Inspire Medical Systems Inc.	22,025	4,371
*	SpringWorks Therapeutics Inc.	179,375	4,147
*	Exelixis Inc.	189,703	4,145
*	Arvinas Inc.	195,719	3,844
	Chemed Corp.	7,331	3,810
*	Alkermes plc	134,488	3,767
*	Option Care Health Inc.	111,020	3,592
*	Sarepta Therapeutics Inc.	29,599	3,588
*	TransMedics Group Inc.	64,081	3,508
*	Shockwave Medical Inc.	16,773	3,340
*	IQVIA Holdings Inc.	16,612	3,268
*	ACADIA Pharmaceuticals Inc.	148,040	3,085
*	Tandem Diabetes Care Inc.	147,900	3,072
*	Omnicell Inc.	67,840	3,056
*	Masimo Corp.	32,860	2,881
*	Veeva Systems Inc. Class A	13,567	2,760
*	Penumbra Inc.	10,635	2,573
	HealthStream Inc.	113,171	2,442
*	Axogen Inc.	485,701	2,429

		Shares	Market Value ($000)
*	CorVel Corp.	11,850	2,330
*	Relay Therapeutics Inc.	262,607	2,209
*	Tenet Healthcare Corp.	32,419	2,136
*	Axonics Inc.	35,726	2,005
*	Avantor Inc.	94,500	1,992
*	ANI Pharmaceuticals Inc.	33,191	1,927
	iRadimed Corp.	41,868	1,858
*	Exact Sciences Corp.	25,763	1,758
*	Haemonetics Corp.	19,473	1,744
*	Charles River Laboratories International Inc.	8,839	1,732
*	Ultragenyx Pharmaceutical Inc.	48,310	1,722
*	UFP Technologies Inc.	9,462	1,528
*	PetIQ Inc.	77,119	1,519
*	Addus HomeCare Corp.	17,306	1,474
*	Lantheus Holdings Inc.	20,975	1,457
*	Enanta Pharmaceuticals Inc.	129,673	1,448
*	Jazz Pharmaceuticals plc	10,914	1,413
*	Arrowhead Pharmaceuticals Inc.	52,380	1,407
*	Inmode Ltd.	45,927	1,399
*	ImmunoGen Inc.	80,969	1,285
*	Coherus Biosciences Inc.	311,919	1,167
*	ADMA Biologics Inc.	323,485	1,158
*	Amphastar Pharmaceuticals Inc.	24,827	1,142
*	Alector Inc.	170,438	1,104
*	Apellis Pharmaceuticals Inc.	28,787	1,095
*	Supernus Pharmaceuticals Inc.	39,687	1,094
*	Karyopharm Therapeutics Inc.	805,283	1,079
*	Natera Inc.	22,914	1,014
*	Vir Biotechnology Inc.	106,895	1,002
*,1	Novavax Inc.	138,119	1,000
*	Health Catalyst Inc.	98,619	998
*	Phreesia Inc.	52,108	973
*	SI-BONE Inc.	38,825	825
*	Fate Therapeutics Inc.	375,899	797
*	iRhythm Technologies Inc.	8,199	773
*	AtriCure Inc.	17,158	752
*	STAAR Surgical Co.	18,394	739
*	Surmodics Inc.	22,379	718
	LeMaitre Vascular Inc.	12,393	675
	Agenus Inc.	579,368	655
*	Mersana Therapeutics Inc.	499,327	634
*	Deciphera Pharmaceuticals Inc.	48,741	620
*	Joint Corp.	67,286	605
*	PTC Therapeutics Inc.	26,814	601
*	Protagonist Therapeutics Inc.	34,721	579
*	Y-mAbs Therapeutics Inc.	103,404	564
*	MacroGenics Inc.	111,566	520
*	Puma Biotechnology Inc.	197,181	519
*	Innovage Holding Corp.	85,882	514
*	OptimizeRx Corp.	65,662	511
*	LivaNova plc	9,542	505
*,1	NanoString Technologies Inc.	291,085	501
*	Dyne Therapeutics Inc.	53,803	482
*	Selecta Biosciences Inc.	414,811	440
*	Sangamo Therapeutics Inc.	703,310	422
*	Astria Therapeutics Inc.	56,195	419
*	CytomX Therapeutics Inc.	281,383	363
*	Aldeyra Therapeutics Inc.	53,009	354

		Shares	Market Value ($000)
*,1	Bioxcel Therapeutics Inc.	136,670	346
*	Bridgebio Pharma Inc.	12,614	333
*	Affimed NV	653,577	312
*	Semler Scientific Inc.	12,112	307
*	Esperion Therapeutics Inc.	282,905	277
*	Keros Therapeutics Inc.	8,442	269
*	Travere Therapeutics Inc.	29,681	265
*	Mei Pharma Inc.	36,960	259
*	Heron Therapeutics Inc.	246,845	254
*	Evolus Inc.	27,496	251
*	Tactile Systems Technology Inc.	17,739	249
*	Voyager Therapeutics Inc.	31,880	247
*	Mineralys Therapeutics Inc.	25,421	242
*	Pediatrix Medical Group Inc.	18,507	235
*	Karuna Therapeutics Inc.	1,375	233
*	Immunovant Inc.	5,918	227
*	Vaxcyte Inc.	4,184	213
*	NGM Biopharmaceuticals Inc.	198,498	212
*	Arbutus Biopharma Corp.	101,104	205
*	Sage Therapeutics Inc.	9,836	202
*	Pulmonx Corp.	17,333	179
*	Cue Biopharma Inc.	73,927	170
*	Pennant Group Inc.	14,403	160
*	HilleVax Inc.	11,912	160
*	Precision BioSciences Inc.	462,172	158
*	Pliant Therapeutics Inc.	9,019	156
*	89bio Inc.	9,742	150
*	Scilex Holding Co. (XNCM)	107,359	150
*	Rigel Pharmaceuticals Inc.	133,039	144
*	Viemed Healthcare Inc.	21,005	141
*	Madrigal Pharmaceuticals Inc.	898	131
*	Seres Therapeutics Inc.	50,604	120
*	Atara Biotherapeutics Inc.	72,495	107
*	Prothena Corp. plc	2,060	99
*	Hims & Hers Health Inc.	13,906	88
*	Aquestive Therapeutics Inc.	55,778	85
*	Homology Medicines Inc.	66,289	78
*	Gritstone bio Inc.	33,605	58
*	Assembly Biosciences Inc.	63,315	56
*	Aadi Bioscience Inc.	10,349	50
*	Fortress Biotech Inc.	151,271	44
*	Pieris Pharmaceuticals Inc.	140,951	42
*	Harpoon Therapeutics Inc.	9,826	40
*,1	Eiger BioPharmaceuticals Inc.	100,909	31
*	FibroGen Inc.	34,557	30
*,1	Avalo Therapeutics Inc.	19,776	2
			305,275
Industrials (21.5%)
	RB Global Inc.	352,960	22,060
	Sensata Technologies Holding plc	559,447	21,158
*	Alight Inc. Class A	2,662,075	18,874
	Matson Inc.	190,399	16,892
*	Kirby Corp.	170,184	14,091
	Applied Industrial Technologies Inc.	89,106	13,777
*	ACV Auctions Inc. Class A	864,510	13,123
*	Cimpress plc	150,501	10,537
*	Generac Holdings Inc.	65,140	7,098
	Tennant Co.	90,211	6,689

		Shares	Market Value ($000)
*	Middleby Corp.	51,161	6,549
	Toro Co.	78,152	6,494
*	Atkore Inc.	37,026	5,524
	EMCOR Group Inc.	24,562	5,168
	John Bean Technologies Corp.	47,238	4,967
	Watts Water Technologies Inc. Class A	27,181	4,697
*	WillScot Mobile Mini Holdings Corp.	108,922	4,530
	UFP Industries Inc.	44,018	4,507
	Allison Transmission Holdings Inc.	73,412	4,336
*	GMS Inc.	63,911	4,088
*	Paylocity Holding Corp.	22,310	4,054
*	American Airlines Group Inc.	301,899	3,867
*	Beacon Roofing Supply Inc.	47,040	3,630
	AGCO Corp.	30,019	3,551
	Apogee Enterprises Inc.	74,120	3,490
	Terex Corp.	57,808	3,331
	Curtiss-Wright Corp.	16,397	3,208
	Heartland Express Inc.	212,369	3,120
	H&E Equipment Services Inc.	68,328	2,951
*	ExlService Holdings Inc.	101,820	2,855
	Griffon Corp.	63,288	2,511
	Herc Holdings Inc.	19,457	2,314
	Alamo Group Inc.	13,132	2,270
*	Axon Enterprise Inc.	11,222	2,233
*	SP Plus Corp.	60,917	2,199
	CSG Systems International Inc.	41,989	2,146
*	Upwork Inc.	179,933	2,044
	Marten Transport Ltd.	97,632	1,924
*	Legalzoom.com Inc.	169,439	1,854
	Heidrick & Struggles International Inc.	73,518	1,839
	Booz Allen Hamilton Holding Corp.	16,127	1,762
	Graco Inc.	23,994	1,749
	Comfort Systems USA Inc.	9,992	1,703
	Valmont Industries Inc.	7,069	1,698
	Hubbell Inc.	5,309	1,664
*	Sterling Infrastructure Inc.	21,149	1,554
*	Franklin Covey Co.	33,533	1,439
	Brink's Co.	18,916	1,374
	Enerpac Tool Group Corp.	48,114	1,272
*	JELD-WEN Holding Inc.	93,443	1,248
*	MRC Global Inc.	120,366	1,234
*	Rocket Lab USA Inc.	249,973	1,095
*	American Woodmark Corp.	14,213	1,075
	EnerSys	11,325	1,072
	Wabash National Corp.	50,590	1,068
	Tetra Tech Inc.	7,005	1,065
	Robert Half Inc.	13,396	982
	Insperity Inc.	9,852	961
*	Forrester Research Inc.	32,945	952
	Vertiv Holdings Co.	25,166	936
*	ASGN Inc.	11,351	927
*	PGT Innovations Inc.	32,309	897
*	Liquidity Services Inc.	50,050	882
	Boise Cascade Co.	8,237	849
*	Masterbrand Inc.	69,496	844
*	Masonite International Corp.	7,843	731
*	Janus International Group Inc.	67,935	727
*	Huron Consulting Group Inc.	6,880	717

		Shares	Market Value ($000)
*	Lyft Inc. Class A	64,905	684
	Franklin Electric Co. Inc.	7,413	661
	Donaldson Co. Inc.	10,171	607
*	Avis Budget Group Inc.	3,087	555
	Genpact Ltd.	13,798	499
	Universal Logistics Holdings Inc.	19,511	491
	Advanced Drainage Systems Inc.	3,802	433
	Kadant Inc.	1,462	330
*	Daseke Inc.	60,075	308
*	Asure Software Inc.	29,450	279
	Preformed Line Products Co.	1,679	273
*	Titan International Inc.	18,840	253
*	IBEX Holdings Ltd.	16,367	253
*	Array Technologies Inc.	10,367	230
*	IES Holdings Inc.	2,848	188
*	Commercial Vehicle Group Inc.	23,208	180
	Lincoln Electric Holdings Inc.	796	145
*	Sun Country Airlines Holdings Inc.	8,863	131
			289,527
Information Technology (17.4%)
*	Trimble Inc.	343,046	18,477
*	Dynatrace Inc.	290,318	13,567
*,1	GLOBALFOUNDRIES Inc.	195,553	11,379
*	Smartsheet Inc. Class A	274,317	11,099
*	Tenable Holdings Inc.	229,451	10,279
*	Okta Inc.	125,872	10,260
	Jabil Inc.	67,158	8,522
*	ON Semiconductor Corp.	90,704	8,431
*	Manhattan Associates Inc.	35,833	7,083
*	Pure Storage Inc. Class A	187,376	6,674
*	Elastic NV	81,416	6,614
*	Dropbox Inc. Class A	234,073	6,374
*	N-Able Inc.	380,774	4,912
*	Nutanix Inc. Class A	136,019	4,744
*	Monday.com Ltd.	29,238	4,655
*	Blackline Inc.	77,108	4,277
*	Wix.com Ltd.	44,493	4,085
*	Cadence Design Systems Inc.	17,319	4,058
*	Consensus Cloud Solutions Inc.	155,142	3,907
*	Super Micro Computer Inc.	13,619	3,735
*	Axcelis Technologies Inc.	20,591	3,357
*	Teradata Corp.	69,839	3,144
*	CommVault Systems Inc.	46,184	3,123
*	8x8 Inc.	1,237,086	3,118
*	Lattice Semiconductor Corp.	34,046	2,926
*	CommScope Holding Co. Inc.	818,589	2,751
*	SMART Global Holdings Inc.	111,573	2,717
*	Arlo Technologies Inc.	256,805	2,645
*	Rapid7 Inc.	57,051	2,612
*	BigCommerce Holdings Inc. Series 1	254,929	2,516
*	Q2 Holdings Inc.	77,290	2,494
*	MaxLinear Inc.	105,807	2,354
*	RingCentral Inc. Class A	77,118	2,285
	Pegasystems Inc.	51,435	2,233
*	Box Inc. Class A	90,808	2,199
*	Diodes Inc.	27,876	2,198
*	Zuora Inc. Class A	252,336	2,079
*	Domo Inc. Class B	201,430	1,976

		Shares	Market Value ($000)
*	UiPath Inc. Class A	113,289	1,938
*	ACM Research Inc. Class A	103,015	1,865
*	Synaptics Inc.	20,433	1,828
*	Yext Inc.	286,949	1,816
*	Maxeon Solar Technologies Ltd.	124,194	1,439
*	Everbridge Inc.	61,192	1,372
	Amkor Technology Inc.	58,400	1,320
*	PDF Solutions Inc.	39,849	1,291
*	Extreme Networks Inc.	50,235	1,216
*	Itron Inc.	18,769	1,137
*	eGain Corp.	174,153	1,068
*	FARO Technologies Inc.	62,535	952
*	Asana Inc. Class A	51,462	942
	Sapiens International Corp. NV	32,218	916
*	Weave Communications Inc.	111,950	912
*	ePlus Inc.	13,331	847
*	Sprinklr Inc. Class A	58,720	813
*	Varonis Systems Inc.	25,913	791
*	Gitlab Inc. Class A	17,384	786
*	Infinera Corp.	185,748	776
*	PagerDuty Inc.	33,079	744
*	PROS Holdings Inc.	20,938	725
*	EngageSmart Inc.	37,137	668
	A10 Networks Inc.	41,989	631
*	LivePerson Inc.	153,215	596
*	inTEST Corp.	35,349	536
*	FormFactor Inc.	15,008	524
*	Brightcove Inc.	155,847	513
	Bel Fuse Inc. Class B	10,603	506
*	SkyWater Technology Inc.	77,722	468
*	Turtle Beach Corp.	49,295	447
*	CS Disco Inc.	64,895	431
*	OSI Systems Inc.	3,348	395
*	Rogers Corp.	2,629	346
*	Alpha & Omega Semiconductor Ltd.	10,902	325
*	Ultra Clean Holdings Inc.	9,969	296
*	AppLovin Corp. Class A	7,361	294
*	Olo Inc. Class A	48,162	292
	Vontier Corp.	8,963	277
*	Sanmina Corp.	4,809	261
*	CEVA Inc.	13,427	260
*	Kaltura Inc.	130,995	227
*	Squarespace Inc. Class A	6,801	197
*	Upland Software Inc.	37,477	173
*	Confluent Inc. Class A	5,624	167
*	CPI Card Group Inc.	8,930	165
*	DigitalOcean Holdings Inc.	6,175	148
*	Fair Isaac Corp.	151	131
*	HashiCorp Inc. Class A	5,180	118
*	Marathon Digital Holdings Inc.	12,601	107
			234,852
Materials (2.6%)
	Graphic Packaging Holding Co.	641,365	14,290
	Eagle Materials Inc.	31,389	5,227
	Ryerson Holding Corp.	83,935	2,442
	Warrior Met Coal Inc.	38,005	1,941
*	O-I Glass Inc.	97,715	1,635
	Innospec Inc.	14,589	1,491

		Shares	Market Value ($000)
*	Constellium SE	71,203	1,296
	Myers Industries Inc.	61,692	1,106
	Chemours Co.	36,130	1,013
*	Axalta Coating Systems Ltd.	36,271	976
	Sensient Technologies Corp.	10,586	619
	Materion Corp.	5,730	584
*	Ecovyst Inc.	57,981	570
	United States Lime & Minerals Inc.	2,060	414
	Orion SA	19,027	405
	Berry Global Group Inc.	5,918	366
	AdvanSix Inc.	9,243	287
	Koppers Holdings Inc.	5,786	229
	Hawkins Inc.	3,110	183
*	Core Molding Technologies Inc.	5,818	166
	RPM International Inc.	1,427	135
			35,375
Real Estate (0.7%)
	Lamar Advertising Co. Class A	37,694	3,146
*	Zillow Group Inc. Class C	47,902	2,211
	Tanger Factory Outlet Centers Inc.	73,531	1,662
	Universal Health Realty Income Trust	39,040	1,579
	RMR Group Inc. Class A	25,178	617
*	Redfin Corp.	47,204	332
*	Opendoor Technologies Inc.	80,640	213
	Ryman Hospitality Properties Inc.	1,622	135
	Essential Properties Realty Trust Inc.	5,971	129
			10,024
Utilities (0.7%)
	Vistra Corp.	164,469	5,457
	New Jersey Resources Corp.	55,410	2,251
	Otter Tail Corp.	9,261	703
*	Pure Cycle Corp.	15,719	151
	Clearway Energy Inc. Class C	6,111	130
			8,692
Total Common Stocks (Cost $1,451,743)			1,283,335
Temporary Cash Investments (4.5%)
Money Market Fund (4.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.391% (Cost $60,687)	606,899	60,684
Total Investments (99.6%) (Cost $1,512,430)			1,344,019
Other Assets and Liabilities—Net (0.4%)			4,828
Net Assets (100%)			1,348,847
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,108,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,918,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	453	40,738	(717)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2023, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.